Vanguard Global Wellington Fund

Schedule of Investments (unaudited)
As of May 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (63.9%)
Canada (2.7%)
Suncor Energy Inc.	431,698	13,303
Dollarama Inc.	194,614	6,147
Canadian National Railway Co. (New York Shares)	34,147	3,025
Bank of Nova Scotia	46,183	2,341
		24,816
China (0.6%)
Shandong Weigao Group Medical Polymer Co. Ltd.	6,195,025	5,390

France (3.8%)
Vinci SA	124,508	12,278
TOTAL SA	186,160	9,652
^ Legrand SA	109,073	7,332
Schneider Electric SE	61,198	4,833
^ BNP Paribas SA	21,099	968
		35,063
Germany (0.6%)
Bayerische Motoren Werke AG	77,663	5,389

Italy (0.3%)
Assicurazioni Generali SPA	128,949	2,259

Japan (6.8%)
Tokio Marine Holdings Inc.	237,042	11,747
Marui Group Co. Ltd.	555,100	11,543
Seven & i Holdings Co. Ltd.	258,418	8,698
Mitsubishi UFJ Financial Group Inc.	1,279,902	5,878
Sumitomo Mitsui Financial Group Inc.	166,521	5,770
Isuzu Motors Ltd.	509,774	5,600
Daiwa House Industry Co. Ltd.	151,902	4,539
Nippon Telegraph & Telephone Corp.	76,322	3,415
Takeda Pharmaceutical Co. Ltd.	92,215	3,136
Eisai Co. Ltd.	35,895	2,103
		62,429
Netherlands (1.9%)
Koninklijke Philips NV	227,710	9,024
ING Groep NV	539,893	5,832
ASML Holding NV	13,739	2,586
		17,442
South Korea (0.8%)
Samsung Electronics Co. Ltd.	201,101	7,160

Spain (1.8%)
* Iberdrola SA	1,163,386	10,817
CaixaBank SA	1,872,449	5,752
		16,569
Switzerland (5.4%)
Novartis AG	202,022	17,362
Nestle SA	147,311	14,613
Zurich Insurance Group AG	23,557	7,633
Julius Baer Group Ltd.	170,888	6,736
* Alcon Inc.	56,449	3,283
		49,627
Taiwan (0.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,148,000	8,484

United Kingdom (3.0%)
AstraZeneca plc ADR	213,130	7,967
Derwent London plc	164,594	6,688
BAE Systems plc	875,614	5,006
Diageo plc	111,096	4,673
Rotork plc	808,292	2,937
		27,271
United States (35.3%)
Chubb Ltd.	108,909	15,908
McDonald's Corp.	66,691	13,223
Cisco Systems Inc.	249,000	12,955

	Medtronic plc			139,086	12,877
	Sempra Energy			95,432	12,545
	Verizon Communications Inc.			219,288	11,918
	General Dynamics Corp.			72,086	11,593
	Microsoft Corp.			93,094	11,514
	American Tower Corp.			52,380	10,935
	Deere & Co.			75,363	10,564
	Lockheed Martin Corp.			30,396	10,290
	UnitedHealth Group Inc.			41,856	10,121
	PepsiCo Inc.			78,158	10,004
	Linde plc			54,753	9,895
	Mondelez International Inc. Class A			194,106	9,870
	PNC Financial Services Group Inc.			73,051	9,297
	Bank of America Corp.			342,820	9,119
	TJX Cos. Inc.			181,056	9,105
	Colgate-Palmolive Co.			119,650	8,330
	Autoliv Inc.			134,204	8,263
	Merck & Co. Inc.			96,996	7,683
*	Alphabet Inc. Class A			6,700	7,414
	United Parcel Service Inc. Class B			73,158	6,798
	Union Pacific Corp.			39,259	6,548
	Schlumberger Ltd.			177,184	6,147
	Abbott Laboratories			79,401	6,045
	Comcast Corp. Class A			139,481	5,719
	JPMorgan Chase & Co.			53,146	5,631
	Accenture plc Class A			30,371	5,408
	General Motors Co.			154,121	5,138
	Caterpillar Inc.			42,126	5,047
	Texas Instruments Inc.			45,411	4,737
	Honeywell International Inc.			28,532	4,688
	Intel Corp.			105,669	4,654
	KLA-Tencor Corp.			40,906	4,216
	United Technologies Corp.			29,441	3,718
	Marsh & McLennan Cos. Inc.			38,364	3,668
	Bristol-Myers Squibb Co.			73,271	3,324
	Chevron Corp.			28,609	3,257
	Cognizant Technology Solutions Corp. Class A			40,399	2,502
	International Paper Co.			38,485	1,596
	Prudential Financial Inc.			13,566	1,253
					323,517
Total Common Stocks (Cost $579,583)					585,416
				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (4.0%)
United States (4.0%)
1,2	Fannie Mae Pool	3.000%	12/1/47	826	829
1,2	Fannie Mae Pool	4.000%	12/1/48	1,386	1,430
1,2,3Fannie Mae Pool		3.500%	6/1/49	4,707	4,799
1,2	Fannie Mae REMICS	2.000%	9/25/40	158	155
1,2	Fannie Mae REMICS	3.500%	6/25/44–6/25/59	3,110	3,235
1,2	Fannie Mae REMICS	2.500%	5/25/45	525	520
1,2	Freddie Mac Gold Pool	3.000%	11/1/47–12/1/47	2,273	2,286
1,2	Freddie Mac Gold Pool	3.500%	11/1/47–12/1/47	6,486	6,619
1,2	Freddie Mac Gold Pool	4.000%	10/1/48–12/1/48	1,389	1,435
1,2	Freddie Mac REMICS	4.000%	12/15/39–8/15/40	1,398	1,464
1,2	Freddie Mac REMICS	3.500%	9/15/40–11/15/40	513	523
1,2	Freddie Mac REMICS	1.750%	9/15/42	1,327	1,282
1	Government National Mortgage Assn.	2.750%	9/20/44	271	274
1,3	UMBS TBA	3.000%	6/1/34	616	625
	United States Treasury Inflation Indexed Bonds
		0.750%	7/15/28	1,510	1,582
4	United States Treasury Note/Bond	1.500%	10/31/19	265	264
	United States Treasury Note/Bond	2.500%	3/31/23	1,560	1,594
	United States Treasury Note/Bond	2.750%	7/31/23	785	811
	United States Treasury Note/Bond	2.875%	9/30/23	645	670
	United States Treasury Note/Bond	2.125%	3/31/24	670	676
	United States Treasury Note/Bond	3.125%	11/15/28	100	109
	United States Treasury Note/Bond	2.375%	5/15/29	510	521
4	United States Treasury Note/Bond	2.750%	11/15/47	1,720	1,780
	United States Treasury Note/Bond	3.000%	2/15/48	755	820
	United States Treasury Note/Bond	3.125%	5/15/48	215	239
	United States Treasury Note/Bond	2.875%	5/15/49	825	877
	United States Treasury Strip Principal	0.000%	5/15/47	660	318
	United States Treasury Strip Principal	0.000%	8/15/47	755	360
Total U.S. Government and Agency Obligations (Cost $35,403)					36,097

Asset-Backed/Commercial Mortgage-Backed Securities (2.3%)
Australia (0.1%)
5	National Australia Bank Ltd.	2.400%	12/7/21	575	578

Bermuda (0.0%)
1,5	START Ireland	4.089%	3/15/44	247	251

Canada (0.3%)
1,5,6CARDS II Trust 2017-2A, 1M USD LIBOR +
	0.260%	2.700%	10/17/22	720	720
5,7	Ford Auto Securitization Trust	2.354%	6/15/23	2,005	1,478
1,5,6Master Credit Card Trust II Series 2018-1A,
	1M USD LIBOR + 0.490%	2.932%	7/21/24	765	763
					2,961
Cayman Islands (0.6%)
1,5,6Atlas Senior Loan Fund V Ltd., 3M USD
	LIBOR + 1.260%	3.861%	7/16/29	750	749
1,5,6 KKR CLO 16 Ltd., 3M USD LIBOR + 1.250%		3.837%	1/20/29	360	360
1,5,6 KKR CLO 17 Ltd., 3M USD LIBOR + 1.340%		3.937%	4/15/29	730	730
1,5,6 Madison Park Funding XVIII Ltd., 3M USD
	LIBOR + 1.190%	3.782%	10/21/30	730	729
1,5,6 Madison Park Funding XXX Ltd., 3M USD
	LIBOR + 0.750%	3.347%	4/15/29	1,400	1,383
1,5,6 Magnetite VII Ltd., 3M USD LIBOR + 0.800%		3.397%	1/15/28	1,375	1,369
1,5,6 Race Point IX CLO Ltd., 3M USD LIBOR +
	1.210%	3.807%	10/15/30	730	729
					6,049
Spain (0.1%)
8	Bankia SA	4.125%	3/24/36	450	735

United States (1.2%)
1,5	Angel Oak Mortgage Trust I LLC 2018-3	3.649%	9/25/48	600	604
1,5	ARI Fleet Lease Trust 2018-A	2.550%	10/15/26	187	187
1,5,6Bristol Park CLO Ltd., 3M USD LIBOR +
	1.420%	4.017%	4/15/29	685	686
1,5	Castlelake Aircraft Securitization Trust 2019-
	1	3.967%	4/15/39	273	273
1,5	Chesapeake Funding II LLC 2017-2A	1.990%	5/15/29	376	374
1,5	Chesapeake Funding II LLC 2018-2A	3.230%	8/15/30	795	803
1,5	Chrysler Capital Auto Receivables Trust
	2016-A	3.250%	6/15/22	245	245
1,5	COLT 2018-1 Mortgage Loan Trust	2.930%	2/25/48	140	140
1,5	COLT 2018-3 Mortgage Loan Trust	3.692%	10/26/48	193	196
1,5	DB Master Finance LLC	3.787%	5/20/49	145	148
1,5	DB Master Finance LLC	4.021%	5/20/49	125	128
1,5	Deephaven Residential Mortgage Trust
	2018-1	2.976%	12/25/57	235	234
1,5	Enterprise Fleet Financing LLC Series 2018-
	1	2.870%	10/20/23	618	620
1,5	First Investors Auto Owner Trust	2.000%	3/15/22	132	132
1,5	First Investors Auto Owner Trust	2.410%	12/15/22	120	120
1,5	First Investors Auto Owner Trust 2016-1	3.410%	4/18/22	735	737
1,5	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.600%	6/15/21	255	255
1,5	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.830%	6/17/24	167	168
1,5	Hyundai Auto Lease Securitization Trust
	2018-A	2.550%	8/17/20	246	246
1,5,6KKR CLO 16 Ltd., 3M USD LIBOR + 1.490%		4.082%	1/20/29	360	360
1,5	MMAF Equipment Finance LLC 2016-A	1.480%	6/15/20	56	55
1,5	MMAF Equipment Finance LLC 2017-B	2.210%	10/17/22	170	169
1,5	OneMain Direct Auto Receivables Trust
	2017-2	2.310%	12/14/21	380	379
1	Santander Drive Auto Receivables Trust
	2016-3	1.890%	6/15/21	15	14
1,5	SoFi Consumer Loan Program 2018-2 Trust	2.930%	4/26/27	159	159
1,5	SoFi Consumer Loan Program 2019-3 Trust	2.900%	5/25/28	1,530	1,535
1,5	Towd Point Mortgage Trust 2018-1	3.000%	1/25/58	271	271
1,5	Vantage Data Centers Issuer, LLC 2018-1A	4.072%	2/16/43	296	302
1,5	Verus Securitization Trust 2019-2	3.211%	4/25/59	391	391
1,5	Westlake Automobile Receivables Trust	2.980%	1/18/22	603	604
1,5	Westlake Automobile Receivables Trust
	2018-1	2.240%	12/15/20	165	165
					10,700
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $21,252)					21,274

Corporate Bonds (21.5%)
Australia (0.2%)
1,5	Macquarie Group Ltd.	4.150%	3/27/24	1,025	1,054
5	WEA Finance LLC	4.625%	9/20/48	220	237
5	WEA Finance LLC	4.125%	9/20/28	595	627
					1,918
Belgium (0.0%)
9	Anheuser-Busch InBev SA	1.750%	3/7/25	250	312

Canada (0.6%)
7	Bell Canada Inc.	3.350%	3/22/23	975	745
	Canadian Imperial Bank of Commerce	3.335%	6/16/22	570	574
	Emera US Finance LP	2.700%	6/15/21	400	399
	Fortis Inc.	3.055%	10/4/26	775	755
	Nutrien Ltd.	4.125%	3/15/35	650	622
	Nutrien Ltd.	3.150%	10/1/22	275	277
7	Royal Bank of Canada	2.949%	5/1/23	1,875	1,429
7	Toronto-Dominion Bank	1.680%	6/8/21	740	546
	TransCanada PipeLines Ltd.	4.875%	1/15/26	400	435
					5,782
China (0.3%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	660	652
	Alibaba Group Holding Ltd.	3.125%	11/28/21	825	833
5	Tencent Holdings Ltd.	3.595%	1/19/28	1,035	1,021
5	Tencent Holdings Ltd.	3.975%	4/11/29	445	449
					2,955
France (1.3%)
1,8	AXA SA	5.125%	7/4/43	600	773
8	Banque Federative du Credit Mutuel SA	1.250%	1/14/25	800	937
8	BNP Paribas SA	1.500%	11/17/25	1,725	1,994
8	BPCE SA	1.125%	1/18/23	700	799
8	BPCE SA	2.875%	4/22/26	600	738
5	BPCE SA	3.250%	1/11/28	525	521
5	BPCE SA	5.700%	10/22/23	400	432
8	Credit Agricole SA	1.000%	9/16/24	1,400	1,621
8	Orange SA	1.000%	5/12/25	1,300	1,501
8	RCI Banque SA	0.750%	9/26/22	500	560
8	RCI Banque SA	1.375%	3/8/24	475	538
8	Societe Generale SA	1.000%	4/1/22	600	681
8	Veolia Environnement SA	1.590%	1/10/28	400	477
					11,572
Germany (1.6%)
5	Bayer US Finance II LLC	4.250%	12/15/25	1,625	1,668
8	Daimler AG	0.875%	1/12/21	2,575	2,914
8	Deutsche Telekom International Finance BV	4.250%	3/16/20	1,200	1,386
9	E.ON International Finance BV	5.875%	10/30/37	150	265
8	E.ON SE	0.375%	8/23/21	1,800	2,026
8	E.ON SE	1.625%	5/22/29	565	665
9	innogy Finance BV	4.750%	1/31/34	600	917
5	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	650	656
8	Volkswagen International Finance NV	2.000%	1/14/20	1,525	1,724
8	Volkswagen Leasing GmbH	1.375%	1/20/25	950	1,070
8	Volkswagen Leasing GmbH	2.625%	1/15/24	425	509
8	Vonovia Finance BV	1.750%	1/25/27	900	1,052
					14,852
Hong Kong (0.1%)
5	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	1,275	1,272

Italy (0.1%)
5	Enel Finance International NV	4.875%	6/14/29	1,000	1,032

Japan (0.3%)
10	Toyota Finance Australia Ltd.	2.500%	12/7/20	1,625	1,139
8	Toyota Motor Credit Corp.	1.800%	7/23/20	1,250	1,427
					2,566
Mexico (0.3%)
	America Movil SAB de CV	3.625%	4/22/29	275	283
	America Movil SAB de CV	6.375%	3/1/35	350	440
8	America Movil SAB de CV	4.125%	10/25/19	575	653
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	540	561
5	Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	980	838
					2,775
Netherlands (0.2%)
8	ABN AMRO Bank NV	2.500%	11/29/23	855	1,057

9	Cooperatieve Rabobank UA	4.625%	5/23/29	200	287
	Shell International Finance BV	4.000%	5/10/46	475	495
					1,839
South Korea (0.0%)
5	SK Telecom Co. Ltd.	3.750%	4/16/23	200	206

Spain (1.0%)
8	Banco de Sabadell SA	1.625%	3/7/24	1,300	1,482
8	CaixaBank SA	1.750%	10/24/23	1,800	2,057
8	Iberdrola International BV	2.875%	11/11/20	1,800	2,097
	Telefonica Emisiones SAU	4.665%	3/6/38	630	619
8	Telefonica Emisiones SAU	2.242%	5/27/22	700	830
8	Telefonica Emisiones SAU	1.460%	4/13/26	500	579
8	Telefonica Emisiones SAU	1.715%	1/12/28	900	1,053
					8,717
Sweden (0.3%)
8	Skandinaviska Enskilda Banken AB	2.000%	2/19/21	550	636
8	Skandinaviska Enskilda Banken AB	0.300%	2/17/22	1,750	1,971
					2,607
Switzerland (0.7%)
8	Credit Suisse AG	4.750%	8/5/19	2,350	2,647
1,8	Credit Suisse Group AG	1.250%	7/17/25	675	766
8	Holcim Finance Luxembourg SA	2.250%	5/26/28	750	893
9	LafargeHolcim Sterling Finance Netherlands
	BV	3.000%	5/12/32	455	562
5	Roche Holdings Inc.	2.625%	5/15/26	1,100	1,087
5	UBS AG	4.500%	6/26/48	225	256
					6,211
United Kingdom (2.2%)
	AstraZeneca plc	4.000%	1/17/29	755	796
1	Barclays plc	3.932%	5/7/25	860	855
	BAT Capital Corp.	3.222%	8/15/24	575	567
	BAT Capital Corp.	3.557%	8/15/27	925	885
7	BP Capital Markets plc	3.470%	5/15/25	1,350	1,047
	BP Capital Markets plc	3.814%	2/10/24	475	497
8	British Telecommunications plc	2.125%	9/26/28	385	454
9	CPUK Finance Ltd.	3.588%	8/28/25	975	1,311
8	FCE Bank plc	0.869%	9/13/21	1,800	2,005
1,8	Heathrow Funding Ltd.	1.500%	2/11/32	750	854
1,9	HSBC Holdings plc	2.256%	11/13/26	2,050	2,541
6	HSBC Holdings plc, 3M USD LIBOR +
	1.000%	3.520%	5/18/24	245	244
8	Imperial Brands Finance plc	1.375%	1/27/25	530	600
8	Imperial Brands Finance plc	2.250%	2/26/21	1,825	2,103
5	Imperial Brands Finance plc	4.250%	7/21/25	800	827
1,8	Nationwide Building Society	2.000%	7/25/29	1,050	1,142
5	Sky plc	3.125%	11/26/22	725	736
	Trinity Acquisition plc	4.400%	3/15/26	724	758
8	Vodafone Group plc	2.200%	8/25/26	1,475	1,796
					20,018
United States (12.3%)
	Abbott Laboratories	3.400%	11/30/23	500	515
	Alabama Power Co.	4.300%	7/15/48	255	277
	Allergan Funding SCS	3.800%	3/15/25	735	739
8	Altria Group Inc.	2.200%	6/15/27	1,875	2,141
	Amazon.com Inc.	4.250%	8/22/57	225	247
	Amazon.com Inc.	4.800%	12/5/34	300	355
	Ameren Illinois Co.	3.800%	5/15/28	410	438
	American Electric Power Co. Inc.	3.200%	11/13/27	950	950
8	American Express Credit Corp.	0.625%	11/22/21	1,900	2,154
8	American International Group Inc.	1.500%	6/8/23	700	811
	American Tower Corp.	4.400%	2/15/26	300	318
	American Tower Corp.	5.000%	2/15/24	380	413
	Amgen Inc.	4.663%	6/15/51	350	361
	Amgen Inc.	3.625%	5/22/24	275	284
	Anadarko Finance Co.	7.500%	5/1/31	145	188
	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp.	3.500%	12/1/22	1,405	1,423
	Anheuser-Busch Cos. LLC / Anheuser-Busch
	InBev Worldwide Inc.	4.900%	2/1/46	775	799
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	670	663
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	85	85
	Anthem Inc.	4.375%	12/1/47	300	300
	Anthem Inc.	3.500%	8/15/24	275	281
	Anthem Inc.	4.101%	3/1/28	610	632

Apple Inc.	2.750%	1/13/25	780	782
8 AT&T Inc.	1.875%	12/4/20	2,450	2,805
AT&T Inc.	4.900%	8/15/37	1,500	1,553
AT&T Inc.	4.125%	2/17/26	800	832
1 Bank of America Corp.	3.593%	7/21/28	1,885	1,911
Bank of America Corp.	3.300%	1/11/23	570	581
1 Bank of America Corp.	4.271%	7/23/29	665	704
Bank of New York Mellon Corp.	3.633%	10/30/23	415	424
5 Bayer US Finance LLC	3.375%	10/8/24	770	765
BB&T Corp.	3.200%	9/3/21	510	517
BB&T Corp.	3.700%	6/5/25	770	807
Berkshire Hathaway Energy Co.	5.150%	11/15/43	10	12
Boston Scientific Corp.	4.000%	3/1/29	60	63
Boston Scientific Corp.	4.550%	3/1/39	600	645
Brandywine Operating Partnership LP	3.950%	11/15/27	665	668
Broadcom Corp. / Broadcom Cayman Finance Ltd.
	3.625%	1/15/24	1,190	1,177
5 Brooklyn Union Gas Co.	4.273%	3/15/48	965	1,029
Capital One Financial Corp.	4.200%	10/29/25	1,075	1,112
Cardinal Health Inc.	4.500%	11/15/44	380	343
5 Cargill Inc.	4.760%	11/23/45	340	394
Charter Communications Operating LLC /
Charter Communications Operating Capital
	6.384%	10/23/35	810	908
5 Cigna Corp.	4.375%	10/15/28	420	440
Citigroup Inc.	4.600%	3/9/26	535	567
Citigroup Inc.	2.700%	3/30/21	345	345
1 Citigroup Inc.	3.520%	10/27/28	2,000	1,996
Comcast Corp.	3.999%	11/1/49	120	119
Comcast Corp.	4.049%	11/1/52	20	20
Comcast Corp.	4.000%	3/1/48	40	40
Comcast Corp.	6.500%	11/15/35	635	835
Comcast Corp.	4.600%	10/15/38	255	279
Comcast Corp.	3.950%	10/15/25	250	265
CommonSpirit Health	4.200%	8/1/23	770	803
Commonwealth Edison Co.	3.650%	6/15/46	35	35
Commonwealth Edison Co.	4.000%	3/1/48	245	257
Conagra Brands Inc.	4.600%	11/1/25	200	213
Conagra Brands Inc.	5.300%	11/1/38	150	158
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	290	319
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	75	98
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	300	327
5 Cox Communications Inc.	4.600%	8/15/47	800	798
Crown Castle International Corp.	3.800%	2/15/28	905	910
CSX Corp.	4.300%	3/1/48	365	380
CVS Health Corp.	4.100%	3/25/25	1,185	1,226
CVS Health Corp.	2.875%	6/1/26	1,455	1,391
Devon Energy Corp.	3.250%	5/15/22	570	576
Dignity Health	4.500%	11/1/42	166	170
Dignity Health	3.812%	11/1/24	594	621
Discover Bank	4.200%	8/8/23	575	606
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	660	714
Dominion Energy South Carolina Inc.	4.600%	6/15/43	230	260
Duke Energy Progress LLC	4.200%	8/15/45	285	302
Duke Energy Progress LLC	4.100%	3/15/43	707	748
Energy Transfer Partners LP	4.900%	3/15/35	1,075	1,049
Enterprise Products Operating LLC	3.900%	2/15/24	535	557
EQT Midstream Partners LP	4.750%	7/15/23	1,010	1,030
5 ERAC USA Finance LLC	4.500%	2/15/45	640	668
8 Fidelity National Information Services Inc.	1.500%	5/21/27	1,545	1,753
8 Fidelity National Information Services Inc.	2.000%	5/21/30	710	812
FirstEnergy Corp.	3.900%	7/15/27	675	692
Florida Power & Light Co.	3.700%	12/1/47	275	279
Ford Motor Credit Co. LLC	3.096%	5/4/23	1,275	1,226
5 Fox Corp.	4.030%	1/25/24	160	168
General Motors Co.	4.200%	10/1/27	475	461
General Motors Financial Co. Inc.	3.450%	4/10/22	1,310	1,317
Georgia Power Co.	4.300%	3/15/42	945	975
1 Goldman Sachs Group Inc.	3.814%	4/23/29	335	338
Goldman Sachs Group Inc.	2.625%	4/25/21	575	574
1 Goldman Sachs Group Inc.	3.272%	9/29/25	1,375	1,370
1 Goldman Sachs Group Inc.	4.223%	5/1/29	600	623
HCP Inc.	4.000%	6/1/25	375	391
Hess Corp.	7.300%	8/15/31	555	667
Humana Inc.	2.900%	12/15/22	590	591
International Paper Co.	4.350%	8/15/48	500	463
John Deere Capital Corp.	3.450%	3/13/25	985	1,023

1	JPMorgan Chase & Co.	3.782%	2/1/28	775	798
1	JPMorgan Chase & Co.	3.964%	11/15/48	975	981
8	JPMorgan Chase & Co.	3.875%	9/23/20	1,300	1,528
	Kaiser Foundation Hospitals	4.875%	4/1/42	45	54
5	KeySpan Gas East Corp.	2.742%	8/15/26	400	387
	Kraft Heinz Foods Co.	4.375%	6/1/46	720	634
	Lockheed Martin Corp.	4.090%	9/15/52	97	102
	Lockheed Martin Corp.	4.700%	5/15/46	253	293
	Lowe's Cos. Inc.	4.550%	4/5/49	100	102
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	310	333
8	Medtronic Global Holdings SCA	1.625%	3/7/31	835	978
8	Medtronic Global Holdings SCA	1.125%	3/7/27	1,395	1,601
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	167
	Merck & Co. Inc.	3.400%	3/7/29	545	564
	Merck & Co. Inc.	4.000%	3/7/49	360	384
	Mercy Health	3.555%	8/1/27	410	417
	Mercy Health	4.302%	7/1/28	370	405
5	Metropolitan Life Global Funding I	3.000%	9/19/27	775	776
	Microsoft Corp.	3.700%	8/8/46	1,125	1,168
	MidAmerican Energy Co.	4.250%	5/1/46	10	11
7	Molson Coors International LP	2.840%	7/15/23	1,875	1,387
1	Morgan Stanley	3.772%	1/24/29	720	734
	Morgan Stanley	3.125%	7/27/26	1,850	1,845
	Morgan Stanley	2.750%	5/19/22	1,375	1,375
	MPLX LP	4.000%	3/15/28	220	220
	MPLX LP	4.125%	3/1/27	875	885
	Mylan NV	3.950%	6/15/26	1,730	1,624
	National Retail Properties Inc.	3.900%	6/15/24	330	342
	National Rural Utilities Cooperative Finance
	Corp.	2.950%	2/7/24	400	407
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	155	158
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	100	101
	Noble Energy Inc.	3.850%	1/15/28	625	628
5	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	230	233
	Oglethorpe Power Corp.	5.250%	9/1/50	200	240
	Oracle Corp.	3.400%	7/8/24	575	591
	Oracle Corp.	4.000%	11/15/47	220	223
5	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	3.375%	2/1/22	145	147
5	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	4.250%	1/17/23	1,405	1,465
5	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	3.950%	3/10/25	270	277
	Philip Morris International Inc.	2.500%	11/2/22	575	574
8	Philip Morris International Inc.	2.875%	3/3/26	425	539
	PNC Bank NA	3.250%	1/22/28	910	932
1	Providence St. Joseph Health Obligated
	Group	3.930%	10/1/48	225	236
	Santander Holdings USA Inc.	3.700%	3/28/22	1,750	1,780
5	SBA Tower Trust	3.448%	3/15/23	675	686
5	SBA Tower Trust	2.877%	7/9/21	805	803
	Sierra Pacific Power Co.	2.600%	5/1/26	149	146
	South Carolina Electric & Gas Co.	5.300%	5/15/33	113	132
	South Carolina Electric & Gas Co.	5.450%	2/1/41	300	364
	South Carolina Electric & Gas Co.	4.250%	8/15/28	650	711
	South Carolina Electric & Gas Co.	6.625%	2/1/32	156	202
	Southern California Edison Co.	4.125%	3/1/48	579	566
	Southern California Edison Co.	3.900%	3/15/43	8	7
	Southern California Edison Co.	4.000%	4/1/47	5	5
	Southern California Edison Co.	3.700%	8/1/25	30	31
	Southwestern Public Service Co.	3.700%	8/15/47	24	24
1,5	Sprint Spectrum Co LLC / Sprint Spectrum
	Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	805	822
	SSM Health Care Corp.	3.823%	6/1/27	320	337
	Stanford Health Care	3.795%	11/15/48	50	53
	Starbucks Corp.	4.500%	11/15/48	320	334
	SunTrust Bank	3.300%	5/15/26	450	452
	Synchrony Bank	3.000%	6/15/22	450	451
5	Teachers Insurance & Annuity Assn. of
	America	4.900%	9/15/44	860	1,001
	Union Pacific Corp.	4.300%	3/1/49	130	138
	Union Pacific Corp.	3.700%	3/1/29	210	219
1	United Airlines 2018-1 Class B Pass Through
	Trust	4.600%	3/1/26	68	70
	United Technologies Corp.	4.450%	11/16/38	600	644
8	United Technologies Corp.	1.150%	5/18/24	380	438
	United Technologies Corp.	3.950%	8/16/25	285	300

	UnitedHealth Group Inc.	4.200%	1/15/47	65	69
	UnitedHealth Group Inc.	3.850%	6/15/28	395	418
	UnitedHealth Group Inc.	4.625%	7/15/35	75	83
	Verizon Communications Inc.	4.672%	3/15/55	118	126
	Verizon Communications Inc.	3.500%	11/1/24	275	285
	Verizon Communications Inc.	4.522%	9/15/48	1,250	1,321
	Viacom Inc.	4.250%	9/1/23	800	835
5	Walt Disney Co.	6.200%	12/15/34	640	846
	Warner Media LLC	3.600%	7/15/25	850	856
7	Wells Fargo & Co.	2.975%	5/19/26	625	464
8	Wells Fargo & Co.	2.250%	9/3/20	2,500	2,872
	Wells Fargo & Co.	4.300%	7/22/27	275	288
	Wells Fargo & Co.	4.750%	12/7/46	800	865
	Welltower Inc.	4.000%	6/1/25	275	287
					112,428
Total Corporate Bonds (Cost $197,347)					197,062
Sovereign Bonds (3.8%)
Australia (0.1%)
10	Commonwealth of Australia	2.250%	11/21/22	1,260	908
10	Commonwealth of Australia	2.750%	11/21/27	135	104
10	Commonwealth of Australia	2.250%	5/21/28	380	282
					1,294
Canada (0.5%)
7	Canada	2.750%	12/1/48	235	213
5,7	Canada Housing Trust No 1	2.350%	9/15/23	975	741
7	City of Toronto	3.200%	8/1/48	1,000	788
7	Province of Ontario	2.900%	6/2/28	1,910	1,493
11	Province of Ontario	0.250%	6/28/29	985	1,015
					4,250
Chile (0.1%)
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	650	661

China (0.3%)
5	Sinopec Group Overseas Development 2017
	Ltd.	3.000%	4/12/22	1,025	1,029
5	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	2,135	2,132
					3,161
Japan (1.0%)
12	Japan	0.100%	6/20/28	105,200	992
12	Japan	0.100%	12/20/28	879,000	8,276
					9,268
Mexico (0.1%)
	Petroleos Mexicanos	4.875%	1/18/24	1,250	1,250

Panama (0.1%)
1,5	Empresa de Transmision Electrica SA	5.125%	5/2/49	470	483

Qatar (0.3%)
5	State of Qatar	2.375%	6/2/21	1,400	1,390
5	State of Qatar	3.875%	4/23/23	550	571
5	State of Qatar	4.000%	3/14/29	515	542
5	State of Qatar	5.103%	4/23/48	255	293
					2,796
Saudi Arabia (0.4%)
5	Kingdom of Saudi Arabia	2.875%	3/4/23	2,740	2,733
5	Saudi Arabian Oil Co.	3.500%	4/16/29	910	898
					3,631
Singapore (0.1%)
5	Temasek Financial I Ltd.	3.625%	8/1/28	510	545

United Arab Emirates (0.1%)
	Emirate of Abu Dhabi	3.125%	10/11/27	1,235	1,251

United Kingdom (0.7%)
9	United Kingdom	1.500%	1/22/21	1,015	1,301
9	United Kingdom	0.500%	7/22/22	430	542
9	United Kingdom	0.750%	7/22/23	1,210	1,538
9	United Kingdom	1.250%	7/22/27	155	203
9	United Kingdom	3.500%	1/22/45	1,565	2,817
					6,401
Total Sovereign Bonds (Cost $34,873)					34,991

Taxable Municipal Bonds (0.8%)
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	75	121
California GO	7.550%	4/1/39	345	541
California GO	7.350%	11/1/39	140	211
California GO	7.625%	3/1/40	20	31
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	355	478
Chicago IL Transit Authority	6.300%	12/1/21	55	58
Connecticut GO	5.770%	3/15/25	275	319
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	757	908
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	94	121
Illinois GO	5.100%	6/1/33	885	913
13 Kansas Development Finance Authority	5.371%	5/1/26	695	763
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.668%	11/15/39	170	236
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	125	194
Sales Tax Securitization Corp. Illinois
Revenue	4.787%	1/1/48	665	752
South Carolina Public Service Authority
Revenue	2.388%	12/1/23	1,275	1,261
University of California Regents Medical
Center Revenue	6.548%	5/15/48	190	273
Total Taxable Municipal Bonds (Cost $6,897)				7,180
	Coupon		Shares
Temporary Cash Investment (4.5%)
Money Market Fund (4.5%)
14,15 Vanguard Market Liquidity Fund (Cost
$41,476)	2.527%		414,715	41,480
Total Investments (100.8%) (Cost $916,831)				923,500
Other Assets and Liabilities - Net (-0.8%)15				(7,159)
Net Assets (100%)				916,341

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,833,000.
* Non-income-producing security.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2019.
4 Securities with a value of $642,000 have been segregated as initial margin for open futures contracts.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the aggregate value of these securities was $56,506,000, representing 6.2% of net assets.
6 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7 Face amount denominated in Canadian dollars.
8 Face amount denominated in euro.
9 Face amount denominated in British pounds.
10 Face amount denominated in Australian dollars.
11 Face amount denominated in Swiss francs.
12 Face amount denominated in Japanese yen.
13 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
15 Includes $8,396,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
TBA—To Be Announced.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)

		Number of		Value and
		Long		Unrealized
		(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Euro-Bobl	June 2019	70	10,473	48
Euro-Buxl	June 2019	23	5,074	382
5-Year U.S. Treasury Note	September	21	2,465	14
	2019
Euro-Bund	June 2019	9	1,693	24
Long Gilt	September	6	983	3
	2019
				471

Short Futures Contracts
Euro-Schatz	June 2019	(66)	(8,265)	(15)
10-Year U.S. Treasury Note	September	(49)	(6,211)	(75)
	2019
10-Year Canadian Government Bond	September	(21)	(2,219)	(20)
	2019
Ultra Long U.S. Treasury Bond	September	(16)	(2,813)	(68)
	2019
				(178)
				293

Forward Currency Contracts

	Contract			Contract Amount (000)		Unrealized	Unrealized
	Settlement					Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)

Goldman
Sachs
International	6/28/19	EUR	1,118	USD	1,256	—	(4)

Goldman
Sachs
International	6/28/19	EUR	899	USD	1,003	3	—
J.P.
Morgan
Securities
LLC	6/28/19	USD	74,864	EUR	66,777	79	—
J.P.
Morgan
Securities
LLC	6/28/19	USD	12,787	GBP	10,082	21	—
J.P.
Morgan
Securities
LLC	6/28/19	USD	10,510	CAD	14,152	32	—
J.P.
Morgan
Securities
LLC	6/28/19	USD	9,302	JPY	1,015,486	—	(91)
J.P.
Morgan
Securities
LLC	6/28/19	USD	2,347	AUD	3,382	—	(1)
J.P.
Morgan
Securities
LLC	6/28/19	USD	1,167	CHF	1,169	—	(4)

Goldman
Sachs
International	6/28/19	USD	430	EUR	385	—	(1)
Goldman
Sachs	6/28/19	USD	264	CHF	265	—	(1)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

International

	135	(102)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’
primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and

Global Wellington Fund

clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted
in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics
(face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount

Global Wellington Fund

sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	346,405	239,011	—
U.S. Government and Agency Obligations	—	36,097	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	21,274	—
Corporate Bonds	—	197,062	—
Sovereign Bonds	—	34,991	—
Taxable Municipal Bonds	—	7,180	—
Temporary Cash Investments	41,480	—	—
Futures Contracts—Assets[1]	64	—	—
Futures Contracts—Liabilities[1]	(111)	—	—
Forward Currency Contracts—Assets	—	135	—
Forward Currency Contracts—Liabilities	—	(102)	—
Total	387,838	535,648	—
1 Represents variation margin on the last day of the reporting period.

Global Wellington Fund